FAIR VALUE DISCLOSURES (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
11.	Fair Value Disclosures

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2: Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3: Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities: Where quoted market prices are available in an active market, securities (trading or available for sale) are classified as Level 1 of the valuation hierarchy. Level 1 securities include certain preferred stocks included in our trading portfolio for which there are quoted prices in active markets. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and primarily include agency securities, private label mortgage-backed securities, other asset backed securities, obligations of states and political subdivisions, trust preferred securities, corporate securities and foreign government securities.

Loans held for sale: The fair value of mortgage loans held for sale is based on mortgage backed security pricing for comparable assets (recurring Level 2).

Impaired loans with specific loss allocations based on collateral value: From time to time, certain loans are considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At September 30, 2017 and December 31, 2016, all of our impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the impaired loan as nonrecurring Level 3. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.

Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in non-interest expense-other in the Condensed Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us. Once received, an independent third party (for commercial properties over $0.25 million) or a member of our Collateral Evaluation Department (for commercial properties under $0.25 million) or a member of our Special Assets Group (for residential properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. We compare the actual selling price of collateral that has been sold to the most recent appraised value of our properties to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value. For commercial and residential properties we typically discount an appraisal to account for various factors that the appraisal excludes in its assumptions. These additional discounts generally do not result in material adjustments to the appraised value.

Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Certain model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as Level 3. Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes. Prior to January 1, 2017, capitalized mortgage loan servicing rights were accounted for using the amortization method of accounting and were measured at fair value on a non-recurring basis. During the first quarter of 2017, we adopted the fair value method of accounting for our capitalized mortgage loan servicing rights (see note #2) and are now measured at fair value on a recurring basis.

Derivatives: The fair value of rate-lock mortgage loan commitments and mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets (recurring Level 2). The fair value of interest rate swap agreements is based on a discounted cash flow analysis whose significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management (recurring Level 2). The fair value of purchased and written options is based on prices of financial instruments with similar characteristics and do not typically involve judgment by management (recurring Level 2).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
September 30, 2017:
Measured at Fair Value on a Recurring Basis
Assets
Trading securities	$347	$347	$—	$—
Securities available for sale
U.S. agency	26,626	—	26,626	—
U.S. agency residential mortgage-backed	136,109	—	136,109	—
U.S. agency commercial mortgage-backed	10,736	—	10,736	—
Private label mortgage-backed	26,990	—	26,990	—
Other asset backed	108,339	—	108,339	—
Obligations of states and political subdivisions	177,176	—	177,176	—
Corporate	58,000	—	58,000	—
Trust preferred	2,800	—	2,800	—
Foreign government	2,089	—	2,089	—
Loans held for sale	47,611	—	47,611	—
Capitalized mortgage loan servicing rights	14,675	—	—	14,675
Derivatives(1)	1,973	—	1,973	—
Liabilities
Derivatives(2)	1,073	—	1,073	—

Measured at Fair Value on a Non-recurring basis:
Assets
Impaired loans(3)
Commercial
Income producing - real estate	185	—	—	185
Land, land development & construction-real estate	11	—	—	11
Commercial and industrial	878	—	—	878
Mortgage 1-4 family	509	—	—	509
Resort lending	207	—	—	207
Other real estate(4)
Mortgage 1-4 family	44	—	—	44
Resort lending	5	—	—	5
(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes impaired loans with specific loss allocations based on collateral value.
(4)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
December 31, 2016:
Measured at Fair Value on a Recurring Basis
Assets
Trading securities	$410	$410	$—	$—
Securities available for sale
U.S. agency	28,988	—	28,988	—
U.S. agency residential mortgage-backed	156,289	—	156,289	—
U.S. agency commercial mortgage-backed	12,632	—	12,632	—
Private label mortgage-backed	34,727	—	34,727	—
Other asset backed	146,709	—	146,709	—
Obligations of states and political subdivisions	170,899	—	170,899	—
Corporate	56,180	—	56,180	—
Trust preferred	2,579	—	2,579	—
Foreign government	1,613	—	1,613	—
Loans held for sale	35,946	—	35,946	—
Derivatives(1)	2,251	—	2,251	—
Liabilities
Derivatives(2)	975	—	975	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights(3)	8,163	—	—	8,163
Impaired loans(4)
Commercial
Income producing - real estate	255	—	—	255
Land, land development & construction-real estate	54	—	—	54
Commercial and industrial	1,342	—	—	1,342
Mortgage 1-4 family	361	—	—	361
Other real estate(5)
Commercial
Income producing - real estate(6)	2,863	—	2,863	—
Land, land development & construction-real estate	176	—	—	176
Mortgage 1-4 family	98	—	—	98
Resort lending	133	—	—	133
(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.
(6)	Level 2 valuation is based on a signed purchase agreement.

There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017 and 2016.

Changes in fair values for financial assets which we have elected the fair value option for the periods presented were as follows:

	Changes in Fair Values for the Nine-Month Periods Ended September 30 for Items Measured at Fair Value Pursuant to Election of the Fair Value Option
	2017				2016
	Net Gains (Losses) on Assets		Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period Earnings
	Securities	Mortgage Loans			Securities	Mortgage Loans
	(In thousands)
Trading securities	$(63)	$—	$—	$(63)	$4	$—	$4
Loans held for sale	—	713	—	713	—	612	612
Capitalized mortgage loan servicing rights	—	—	(2,585)	(2,585)	—	—	—

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Condensed Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends received.

The following represent impairment charges recognized during the three and nine month periods ended September 30, 2017 and 2016 relating to assets measured at fair value on a non-recurring basis:

•	Capitalized mortgage loan servicing rights, whose individual strata are measured at fair value, had a carrying amount of $8.2 million, which is net of a valuation allowance of $2.3 million, at December 31, 2016. A recovery (charge) of $0.6 million and $(1.5) million was included in our results of operations for the three and nine month periods ending September 30, 2016.
•	Loans which are measured for impairment using the fair value of collateral for collateral dependent loans had a carrying amount of $2.5 million, with a valuation allowance of $0.7 million at September 30, 2017, and had a carrying amount of $4.0 million, with a valuation allowance of $2.0 million at December 31, 2016. The provision for loan losses included in our results of operations relating to impaired loans was a net expense of $0.3 million and $0.1 million for the three month periods ending September 30, 2017 and 2016, respectively, and a net expense of $0.5 million and $0.3 million for the nine month periods ending September 30, 2017 and 2016, respectively.
•	Other real estate, which is measured using the fair value of the property, had a carrying amount of $0.05 million which is net of a valuation allowance of $0.08 million at September 30, 2017, and a carrying amount of $3.2 million, which is net of a valuation allowance of $0.8 million, at December 31, 2016. An additional charge relating to other real estate measured at fair value of $0.03 million and $0.04 million was included in our results of operations during the three and nine month periods ended September 30, 2017, respectively and $0.37 million and $0.41 million during the same periods in 2016.

A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) follows:

	Capitalized Mortgage Loan Servicing Rights
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Beginning balance	$14,515	$—	$—	$—
Change in accounting	—	—	14,213	—
Beginning balance, as adjusted	14,515	—	14,213	—
Total losses realized and unrealized:
Included in results of operations	(1,090)	—	(2,585)	—
Included in other comprehensive income	—	—	—	—
Purchases, issuances, settlements, maturities and calls	1,250	—	3,047	—
Transfers in and/or out of Level 3	—	—	—	—
Ending balance	$14,675	$—	$14,675	$—
Amount of total losses for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at September 30	$(1,090)	$—	$(2,585)	$—

As discussed above we changed the accounting for capitalized mortgage loan servicing rights during the first quarter of 2017 (see note #2) and are now measuring valuation on a recurring basis. The fair value of our capitalized mortgage loan servicing rights has been determined based on a valuation model used by an independent third party as discussed above. The significant unobservable inputs used in the fair value measurement of the capitalized mortgage loan servicing rights are discount rate, cost to service, ancillary income and float rate. Significant changes in all four of these assumptions in isolation would result in significant changes to the value of our capitalized mortgage loan servicing rights. Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
September 30, 2017
Capitalized mortgage loan servicing rights	$14,675	Present value of net servicing revenue	Discount rate	10.10%
			Cost to service	$81
			Ancillary income	23
			Float rate	2.00%

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
September 30, 2017
Impaired loans
Commercial	$1,074	Sales comparison approach	Adjustment for differences between comparable sales	(2.3)%
Mortgage	716	Sales comparison approach	Adjustment for differences between comparable sales	0.3
Other real estate
Mortgage	49	Sales comparison approach	Adjustment for differences between comparable sales	5.8
December 31, 2016
Capitalized mortgage loan servicing rights		Present value of net servicing revenue	Discount rate	10.07%
	$8,163		Cost to service	$83
			Ancillary income	24
			Float rate	1.97%
Impaired loans
Commercial(1)	1,446	Sales comparison approach	Adjustment for differences between comparable sales	(1.5)%
Mortgage	361	Sales comparison approach	Adjustment for differences between comparable sales	(4.7)
Other real estate
Commercial	176	Sales comparison approach	Adjustment for differences between comparable sales	(22.5)
Mortgage	231	Sales comparison approach	Adjustment for differences between comparable sales	(5.1)
(1)	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016, we had an impaired collateral dependent commercial relationship that totaled $0.2 million that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory. Valuation techniques included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected for the periods presented.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
September 30, 2017	$47,611	$1,150	$46,461
December 31, 2016	35,946	437	35,509

NOTE 21 – FAIR VALUE DISCLOSURES

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2: Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3: Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities: Where quoted market prices are available in an active market, securities (trading or available for sale) are classified as Level 1 of the valuation hierarchy. Level 1 securities include certain preferred stocks included in our trading portfolio for which there are quoted prices in active markets. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and primarily include agency securities, private label mortgage-backed securities, other asset backed securities, obligations of states and political subdivisions, trust preferred securities, corporate securities and foreign government securities.

Loans held for sale: The fair value of mortgage loans held for sale is based on mortgage backed security pricing for comparable assets (recurring Level 2).

Impaired loans with specific loss allocations based on collateral value: From time to time, certain loans are considered impaired and an AFLL is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2016 and 2015, all of our total impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the impaired loan as nonrecurring Level 3. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.

Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in net (gains) losses on other real estate and repossessed assets in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us. Once received, an independent third party (for commercial properties over $0.25 million) or a member of our Collateral Evaluation Department (for commercial properties under $0.25 million) or a member of our Special Assets Group (for retail properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. We compare the actual selling price of collateral that has been sold to the most recent appraised value of our properties to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value. For commercial and retail properties we typically discount an appraisal to account for various factors that the appraisal excludes in its assumptions. These additional discounts generally do not result in material adjustments to the appraised value.

Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Certain model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as nonrecurring Level 3. Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes.

Derivatives: The fair value of rate-lock mortgage loan commitments and mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets (recurring Level 2). The fair value of interest rate swap agreements is based on a discounted cash flow analysis whose significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management (recurring Level 2). The fair value of purchased and written options is based on prices of financial instruments with similar characteristics and do not typically involve judgment by management (recurring Level 2).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
December 31, 2016:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$410	$410	$—	$—
Securities available for sale
U.S. agency	28,988	—	28,988	—
U.S. agency residential mortgage-backed	156,289	—	156,289	—
U.S. agency commercial mortgage-backed	12,632	—	12,632	—
Private label mortgage-backed	34,727	—	34,727	—
Other asset backed	146,709	—	146,709	—
Obligations of states and political subdivisions	170,899	—	170,899	—
Corporate	56,180	—	56,180	—
Trust preferred	2,579	—	2,579	—
Foreign government	1,613	—	1,613	—
Loans held for sale	35,946	—	35,946	—
Derivatives(1)	2,251	—	2,251	—
Liabilities
Derivatives(2)	975	—	975	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights(3)	8,163	—	—	8,163
Impaired loans(4)
Commercial
Income producing - real estate	255	—	—	255
Land, land development & construction-real estate	54	—	—	54
Commercial and industrial	1,342	—	—	1,342
Mortgage
1-4 family	361	—	—	361
Other real estate(5)
Commercial
Income producing - real estate(6)	2,863	—	2,863	—
Land, land development & construction-real estate	176	—	—	176
Mortgage
1-4 family	98	—	—	98
Resort lending	133	—	—	133
(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.
(6)	Level 2 valuation is based on a signed purchase agreement.

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
December 31, 2015:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$148	$148	$—	$—
Securities available for sale
U.S. agency	47,512	—	47,512	—
U.S. agency residential mortgage-backed	196,056	—	196,056	—
U.S. agency commercial mortgage-backed	34,028	—	34,028	—
Private label mortgage-backed	4,903	—	4,903	—
Other asset backed	116,904	—	116,904	—
Obligations of states and political subdivisions	144,984	—	144,984	—
Corporate	38,614	—	38,614	—
Trust preferred	2,483	—	2,483	—
Loans held for sale	27,866	—	27,866	—
Derivatives(1)	1,238	—	1,238	—
Liabilities
Derivatives(2)	619	—	619	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights(3)	8,481	—	—	8,481
Impaired loans(4)
Commercial
Income producing - real estate	711	—	—	711
Land, land development & construction-real estate	40	—	—	40
Commercial and industrial	1,257	—	—	1,257
Mortgage
1-4 family	421	—	—	421
Resort lending	129	—	—	129
Other real estate(5)
Commercial
Land, land development & construction-real estate	639	—	—	639
Commercial and industrial	165	—	—	165
Mortgage
1-4 family	26	—	—	26
Resort lending	107	—	—	107
Home equity - 1st lien	14	—	—	14
Installment
Home equity - 1st lien	36	—	—	36
(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2016 and 2015.

Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period Earnings
	Securities	Loans
	(In thousands)
2016
Trading securities	$262	$—	$262
Loans held for sale	—	(277)	(277)

2015
Trading securities	$(55)	$—	$(55)
Loans held for sale	—	90	90

2014
Trading securities	$(295)	$—	$(295)
Loans held for sale	—	258	258

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends received.

The following represent impairment charges recognized during the years ended December 31, 2016, 2015 and 2014 relating to assets measured at fair value on a non-recurring basis:

•	Capitalized mortgage loan servicing rights, whose individual strata are measured at fair value, had a carrying amount of $8.2 million, which is net of a valuation allowance of $2.3 million, at December 31, 2016, and had a carrying amount of $8.5 million, which is net of a valuation allowance of $3.3 million, at December 31, 2015. A recovery (charge) of $1.0 million, $0.5 million and $(0.9) million was included in our results of operations for the years ending December 31, 2016, 2015 and 2014, respectively.
•	Loans which are measured for impairment using the fair value of collateral for collateral dependent loans had a carrying amount of $4.0 million, with a valuation allowance of $2.0 million at December 31, 2016, and had a carrying amount of $5.1 million, with a valuation allowance of $2.5 million at December 31, 2015. An additional provision for loan losses relating to impaired loans of $0.2 million, $1.1 million and $2.1 million was included in our results of operations for the years ending December 31, 2016, 2015 and 2014, respectively.
•	Other real estate, which is measured using the fair value of the property, had a carrying amount of $3.2 million which is net of a valuation allowance of $0.8 million at December 31, 2016, and a carrying amount of $1.0 million, which is net of a valuation allowance of $1.7 million, at December 31, 2015. An additional charge relating to other real estate measured at fair value of $0.6 million, $0.3 million and $0.3 million was included in our results of operations during the years ended December 31, 2016, 2015 and 2014, respectively.

We had no assets or liabilities measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) during the years ended December 31, 2016 and 2015.

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
2016
Capitalized mortgage loan servicing rights	$8,163	Present value of net	Discount rate	10.07%
		servicing revenue	Cost to service	$83
			Ancillary income	24
			Float rate	1.97%
Impaired loans
Commercial(1)	1,446	Sales comparison	Adjustment for differences
		approach	between comparable sales	(1.5)%
Mortgage	361	Sales comparison	Adjustment for differences
		approach	between comparable sales	(4.7)
Other real estate
Commercial	176	Sales comparison	Adjustment for differences
		approach	between comparable sales	(22.5)
Mortgage and installment	231	Sales comparison	Adjustment for differences
		approach	between comparable sales	(5.1)

2015
Capitalized mortgage loan servicing rights	$8,481	Present value of net	Discount rate	10.04%
		servicing revenue	Cost to service	$80
			Ancillary income	24
			Float rate	1.73%
Impaired loans
Commercial(1)	1,605	Sales comparison	Adjustment for differences
		approach	between comparable sales	(2.1)%
		Income approach	Capitalization rate	9.3
Mortgage	550	Sales comparison	Adjustment for differences
		approach	between comparable sales	0.7
Other real estate
Commercial	804	Sales comparison	Adjustment for differences
		approach	between comparable sales	(3.9)
Mortgage and installment	183	Sales comparison	Adjustment for differences
		approach	between comparable sales	75.6
(1)	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016 and 2015, we had an impaired collateral dependent commercial relationship that totaled $0.2 million and $0.4 million, respectively that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2016 and 2015. Valuation techniques at December 31, 2016 and 2015, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2016	$35,946	$437	$35,509
2015	27,866	714	27,152
2014	23,662	624	23,038